Cover Page	May 15, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	NATURAL GAS SERVICES GROUP, INC.
Entity Incorporation, State or Country Code	TX
Entity File Number	1-31398
Entity Tax Identification Number	75-2811855
Entity Address, Address Line One	6
Entity Address, City or Town	Southlake
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76092
City Area Code	432
Local Phone Number	262-2700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.01
Trading Symbol	NGS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001084991